COMMITMENTS	12 Months Ended
Nov. 30, 2020
Commitments [Abstract]
COMMITMENTS [Text Block]

14. COMMITMENTS

On October 17, 2019, the Company entered into a binding agreement to acquire the intellectual property, finished goods and inventory and name rights from Massachusetts based aerospace and scientific component manufacturer Aerowave Corporation ("Aerowave"). The acquisition is an asset acquisition. Under the terms of the agreement, Plymouth Rock will issue Aerowave's principals 50,000 common shares. The common shares will be restricted securities under the US Securities Act and subject to Canadian securities legislation. The fair value of these common shares was $22,811. The entire purchase consideration was allocated to finished goods as of the acquisition date. As the Company was not able to sell any of the acquired inventory, the entire amount has been expensed during the year ended November 30, 2019. On September 30, 2020, the Company issued 50,000 common shares to Aerowave (Note 10a).

On January 2, 2020, the Company entered into an advertising agreement with an arm's length party for 12 months. The Company shall pay a total of $36,000 in four equal installments - $9,000 on February 2, 2020, $9,000 on May 2, 2020, $9,000 on August 2, 2020 and $9,000 on November 2, 2020. As at November 30, 2020, $3,000 was included in prepaid (Note 3).

On April 1, 2020 the Company entered into an agreement with a Director of the Company to provide consulting services. The Company shall pay $250,000 annually either through cash in 12 monthly installments at the end of each calendar month or through the issuance of 1,000,000 common shares of the Company in four equal quarterly installments, in arrears (Note 7).